Income Taxes (Tables)	12 Months Ended
Apr. 30, 2023
Disclosure Of Income Taxes [Abstract]
Disclosure of information about effective income tax expense (recovery) [Table Text Block]
	2023	2022
	$	$
Net loss before tax	(13,591,728)	(15,270,556)
Statutory tax rate	27.00%	27.00%
Expected income tax (recovery)	(3,669,767)	(4,123,050)
Change in deferred tax assets not recognized	10,505,857	3,225,494
Share issuance costs	(2,190,593)	(1,592,305)
Foreign exchange	(28,790)	(162,461)
Change in estimate	(5,911,480)	(221,471)
Tax effect of spinout	-	(461,450)
Non-deductible items and other	1,294,773	3,335,243
Total income tax expense (recovery)	-	-

Disclosure of deferred taxes [Table Text Block]
	2023	2022
	$	$
Non-capital loss carry forwards	1,351,294	3,596,896
Exploration and evaluation assets	(1,351,294)	(3,596,896)
Net deferred tax asset (liability)	-	-

Disclosure of information about unrecognized deductible temporary differences [Table Text Block]
	2023	2022
	$	$
Non-capital loss carryforwards	57,492,282	17,838,960
Property, plant, and equipment	234,193	14,653
Equity investments	560,057	-
Financing costs	11,740,967	2,001,529
Total unrecognized deductible temporary differences	70,027,498	19,855,142

Disclosure of information about non-capital loss carry forwards [Table Text Block]
Expiry
$
2043	10,804,687
2042	6,534,759
2041	6,645,093
2040	2,620,179
2039	285,245
2038	52,151
2037	44,719
2036	72
2035	7,865
2034	11,861,375
2033	18,636,136
Total	57,492,282